Investment Strategy - CCM Community Impact Bond Fund	Oct. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in Community Impact Bonds (the “80% Policy”). For purposes of the 80% Policy, the Fund defines “Community Impact Bonds” as bonds (which include debt securities and other debt instruments) that are intended to produce positive community, social, or environmental outcomes, as determined by the Advisor’s impact methodology. Community Impact Bonds may include bonds that invest in specific geographic regions, meet one or more of the Advisor’s targeted Impact Themes described below and/or are deemed by the Advisor to qualify under the CRA.

The Fund will invest primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and a significant amount of its assets will be invested in single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration.

The Fund may invest in taxable and tax-exempt municipal bonds that finance community projects whose primary purpose, in the Advisor’s view, is a positive impact to the community in which the project is located. The Fund may also invest in asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, or other financial assets which may include auto, solar and consumer loans. In addition, the Fund may invest in investment grade corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments).

The Advisor considers certain of the Fund’s investments to meet community, sustainable and impactful investment criteria, including investments that invest in specific geographic regions or meet the following targeted impact themes: Affordable Health and Rehabilitation Care; Affordable Housing; Arts, Culture, and the Creative Economy; Disaster Recovery, Resilience, and Remediation; Education and Childcare; Enterprise Development and Jobs; Environmental Sustainability; Gender Lens; Human Empowerment; Minority Advancement; Poverty Alleviation; Rural Community Development; Seniors, Veterans, and People with Disabilities; and Sustainable Communities (each, an “Impact Theme” and collectively, “Impact Themes”). The Advisor researches the use of proceeds of each bond invested in by the Fund utilizing both quantitative metrics and qualitative details to measure the impact achieved. The Advisor considers both impact investing and the Fund’s returns. See “CRA Qualifying Investments Strategy Risk” and “Impact Investing Risk” below for additional information.

The Fund will invest primarily (at least 51% of its net assets) in debt securities and other debt instruments that the Advisor believes will be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar consideration (i.e., credit) under the CRA with respect to shares of the Fund held by them. The CRA is intended to encourage depository institutions to help meet credit needs of their entire communities, including low- and moderate-income neighborhoods, and CRA regulators encourage financial institutions to make sustainable, responsible and impactful investments. Such financial institutions are considered Fund investors subject to the CRA. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Not all of the investors in the Fund are subject to CRA requirements but may be seeking exposure to specific geographic regions or Impact Themes. Investors that are not subject to CRA requirements do not receive CRA consideration for their investments.

The Fund will invest primarily in (1) U.S. Government Securities and (2) other securities that have a rating at the time of purchase in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by S&P Global Ratings and/or Aaa by Moody’s Ratings, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

The Fund may invest up to 40% of its net assets in investment grade securities that are rated in the second or third highest rating categories by at least one Rating Agency at the time of purchase, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 40% limitation.

The 80% Policy is a non-fundamental policy of the Fund and can be changed without approval of shareholders. However, the Fund will provide shareholders at least 60 days’ prior written notice of any change to the 80% Policy.